Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill
Schedule of development of goodwill

With respect to the development of goodwill please refer to the following detailed schedules.

	OAI/Evotec	OAI/Evotec		Evotec
	International	International	Aptuit	(US)	Just
	Execute	Innovate	Execute	Execute	Execute	Total
	k€	k€	k€	k€	k€	k€
1 January 2022	84,480	9,204	128,845	4,197	30,843	257,569
Business combination	—	—	19,622	—	—	19,622
Disposal	—	—	—	—	—	—
Reclass	—	—	—	—	—	—
Foreign currency translation	(2,257)	(40)	(2,243)	260	1,908	(2,372)
31 December 2022	82,223	9,164	146,224	4,457	32,751	274,819

The goodwill addition in financial year 2022 to the Aptuit Execute cash-generating unit was a result of the acquisition of Evotec (Modena) Srl, see (Note 4). Foreign currency translation resulted in a decrease of k€ 2,372.

	OAI/Evotec	OAI/Evotec		Evotec
	International	International	Aptuit	(US)	Just
	Execute	Innovate	Execute	Execute	Execute	Total
	k€	k€	k€	k€	k€	k€
1 January 2021	79,816	9,154	126,059	3,874	28,467	247,370
Business combination	—	—	—	—	—	—
Disposal	—	—	—	—	—	—
Reclass	—	—	—	—	—	—
Foreign currency translation	4,664	50	2,786	323	2,376	10,199
31 December 2021	84,480	9,204	128,845	4,197	30,843	257,569

Schedule of assumptions of cash-generating units

	Cash-generating units 2022
	OAI/Evotec	OAI/Evotec	Evotec
	International	International	(US)	Aptuit	Just
	Execute	Innovate	Execute	Execute	Execute
Denominated in	GBP/EUR	GBP/EUR	USD	GBP/EUR	USD
Pre-tax discount rate	10.15%	11.93%	9.32%	13.12%	11.71%
Growth rate for terminal value	2.0%	2.0%	2.0%	2.0%	2.0%

	Cash-generating units 2021
	OAI/Evotec	OAI/Evotec	Evotec
	International	International	(US)	Aptuit	Just
	Execute	Innovate	Execute	Execute	Execute
Denominated in	GBP/EUR	GBP/EUR	USD	GBP/EUR	USD
Pre-tax discount rate	8.19%	11.51%	7.87%	9.83%	9.22%
Growth rate for terminal value	2.0%	2.0%	2.0%	2.0%	2.0%